FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques and Significant Inputs (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 36	$ 0
Recurring fair value measurement | Discounted cash flow | Interest rate swaps & other | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	107	72
Recurring fair value measurement | Discounted cash flow | Interest rate swaps & other | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 0	$ 97